TARGET PORTFOLIO TRUST

Target Small Capitalization Value Portfolio

Supplement dated October 1, 2013 to the Prospectus and Statement of Additional Information dated February 15, 2013

Effective immediately, Chad D. Fargason and Dennis G. Alff join Chris D. Wallis and Scott J. Weber as Portfolio Managers for the portion of the Portfolio subadvised by Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). To reflect this change, the Portfolio’s Prospectus and Statement of Additional Information (“SAI”) are hereby changed as follows:

I.	In the section of the Prospectus entitled Summary: Small Cap Value Portfolio/Management of the Portfolio, the following lines are hereby added to the table found in this section:
Investment Manager	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Vaughan Nelson Investment Management, L.P.	Chad D. Fargason, PhD	Senior Portfolio Manager	October 2013
		Dennis G. Alff, CFA	Senior Portfolio Manager	October 2013

II.	In the section of the Prospectus entitled How the Trust is Managed/Portfolio Managers/Small Cap Value Portfolio, the following is hereby added to the discussion pertaining to Vaughan Nelson:

Chad D. Fargason, PhD, Senior Portfolio Manager, has 13 years of investment management and financial analysis experience. Prior to joining Vaughan Nelson in 2013, Mr. Fargason was a Director at KKR & Co.  Dr. Fargason received a PhD from Duke University, MA from Duke University and a BA from Rice University.

Dennis G. Alff, CFA, Senior Portfolio Manager, has 16 years of investment management and financial analysis experience. Prior to joining Vaughan Nelson in 2006, Mr. Alff was a Vice President in the Credit Arbitrage and Asset Investments departments at Koch Capital Markets. Mr. Alff received a BS from the United States Military Academy and an MBA from Harvard Business School.

III.	In the section of the SAI entitled Management & Advisory Arrangements/Additional Information About the Portfolio Managers – Other Accounts and Ownership of Fund Securities/Small Capitalization Value Portfolio, the following is hereby added to the table:

Subadvisers	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
Vaughan Nelson Investment Management, L.P.	Chad D. Fargason, PhD	None	3/$138,482,589	252/$4,489,245,113 1/$343,175,805	None
	Dennis Alff, CFA	3/$360,730,808	1/$107,164,407	66/$1,041,469,038 1/$343,175,805	None

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